RISK MANAGEMENT - Liquidity Risk - Undiscounted cash flows of financial liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	$ 271,975,564	$ 231,392,733
Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	290,059,353	248,157,729
Liquidity risk | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	150,128,089	124,910,261
Liquidity risk | Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	40,257,438	36,909,133
Liquidity risk | Later than six months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	23,054,683	22,923,853
Liquidity risk | Later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	76,619,143	63,414,482
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,509,201	1,056,736
Financial liabilities at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	270,466,363	230,335,997
Customer deposits
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	211,841,597	175,491,421
Customer deposits | Financial liabilities at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	211,841,597	175,491,421
Checking accounts | Financial liabilities at amortised cost, category [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	51,198,289	42,449,701
Checking accounts | Financial liabilities at amortised cost, category [member] | Liquidity risk | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	51,198,289	42,449,701
Time deposits | Financial liabilities at amortised cost, category [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	87,950,964	77,941,864
Time deposits | Financial liabilities at amortised cost, category [member] | Liquidity risk | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	8,925,182	8,631,705
Time deposits | Financial liabilities at amortised cost, category [member] | Liquidity risk | Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	31,192,770	25,954,834
Time deposits | Financial liabilities at amortised cost, category [member] | Liquidity risk | Later than six months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	18,811,378	17,871,428
Time deposits | Financial liabilities at amortised cost, category [member] | Liquidity risk | Later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	29,021,634	25,483,897
Saving deposits | Financial liabilities at amortised cost, category [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	76,549,976	59,352,759
Saving deposits | Financial liabilities at amortised cost, category [member] | Liquidity risk | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	76,549,976	59,352,759
Other deposits | Financial liabilities at amortised cost, category [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	532,715	463,770
Other deposits | Financial liabilities at amortised cost, category [member] | Liquidity risk | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	527,048	463,770
Other deposits | Financial liabilities at amortised cost, category [member] | Liquidity risk | Later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	5,667
Financial obligations
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	58,624,766	54,844,576
Financial obligations | Financial liabilities at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	58,624,766	54,844,576
Interbank and overnight funds | Financial liabilities at amortised cost, category [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	7,176,750	9,239,796
Interbank and overnight funds | Financial liabilities at amortised cost, category [member] | Liquidity risk | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	5,106,274	5,819,104
Interbank and overnight funds | Financial liabilities at amortised cost, category [member] | Liquidity risk | Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	2,066,582	3,420,692
Interbank and overnight funds | Financial liabilities at amortised cost, category [member] | Liquidity risk | Later than six months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	3,894
Borrowing from banks and other | Financial liabilities at amortised cost, category [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	17,569,877	17,756,122
Borrowing from banks and other | Financial liabilities at amortised cost, category [member] | Liquidity risk | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,445,835	2,211,662
Borrowing from banks and other | Financial liabilities at amortised cost, category [member] | Liquidity risk | Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	5,054,121	4,877,570
Borrowing from banks and other | Financial liabilities at amortised cost, category [member] | Liquidity risk | Later than six months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	2,368,809	3,215,999
Borrowing from banks and other | Financial liabilities at amortised cost, category [member] | Liquidity risk | Later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	8,701,112	7,450,891
Long-term debt | Financial liabilities at amortised cost, category [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	33,161,258	25,830,344
Long-term debt | Financial liabilities at amortised cost, category [member] | Liquidity risk | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	417,119	92,130
Long-term debt | Financial liabilities at amortised cost, category [member] | Liquidity risk | Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	809,098	1,244,776
Long-term debt | Financial liabilities at amortised cost, category [member] | Liquidity risk | Later than six months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,118,483	1,260,353
Long-term debt | Financial liabilities at amortised cost, category [member] | Liquidity risk | Later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	30,816,558	23,233,085
Leases contracts | Financial liabilities at amortised cost, category [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	3,029,614	3,036,520
Leases contracts | Financial liabilities at amortised cost, category [member] | Liquidity risk | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	26,558	92,255
Leases contracts | Financial liabilities at amortised cost, category [member] | Liquidity risk | Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	122,739	122,866
Leases contracts | Financial liabilities at amortised cost, category [member] | Liquidity risk | Later than six months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	129,311	152,352
Leases contracts | Financial liabilities at amortised cost, category [member] | Liquidity risk | Later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	2,751,006	2,669,047
Borrowing from development entities | Financial liabilities at amortised cost, category [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	4,699,923	4,693,999
Borrowing from development entities | Financial liabilities at amortised cost, category [member] | Liquidity risk | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	52,095	119,662
Borrowing from development entities | Financial liabilities at amortised cost, category [member] | Liquidity risk | Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	305,186	751,027
Borrowing from development entities | Financial liabilities at amortised cost, category [member] | Liquidity risk | Later than six months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	448,503	388,785
Borrowing from development entities | Financial liabilities at amortised cost, category [member] | Liquidity risk | Later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	3,894,139	3,434,525
Other financial liabilities | Financial liabilities at amortised cost, category [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	6,693,325	6,368,186
Other financial liabilities | Financial liabilities at amortised cost, category [member] | Liquidity risk | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	5,070,859	4,997,412
Other financial liabilities | Financial liabilities at amortised cost, category [member] | Liquidity risk | Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	256,287	240,030
Other financial liabilities | Financial liabilities at amortised cost, category [member] | Liquidity risk | Later than six months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	55,711	9,306
Other financial liabilities | Financial liabilities at amortised cost, category [member] | Liquidity risk | Later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,310,468	1,121,438
Derivatives | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,452,574	962,438
Derivatives | Trading derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,452,574	962,438
Derivatives | Trading derivatives | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,452,574	962,438
Derivatives | Trading derivatives | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,440,036	927,985
Derivatives | Trading derivatives | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member] | Liquidity risk | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	784,201	606,476
Derivatives | Trading derivatives | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member] | Liquidity risk | Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	428,227	277,657
Derivatives | Trading derivatives | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member] | Liquidity risk | Later than six months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	118,340	25,612
Derivatives | Trading derivatives | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member] | Liquidity risk | Later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	109,268	18,240
Derivatives | Hedging derivative liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	56,627	94,298
Derivatives | Hedging derivative liabilities | Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	56,627	94,298
Derivatives | Hedging derivative liabilities | Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently, category [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	56,626	96,683
Derivatives | Hedging derivative liabilities | Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently, category [member] | Liquidity risk | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	24,653	73,625
Derivatives | Hedging derivative liabilities | Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently, category [member] | Liquidity risk | Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	22,428	19,681
Derivatives | Hedging derivative liabilities | Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently, category [member] | Liquidity risk | Later than six months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	254	18
Derivatives | Hedging derivative liabilities | Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently, category [member] | Liquidity risk | Later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	$ 9,291	$ 3,359